Shareholders’ Equity - Schedule of Warrant Activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrant Activities [Abstract]
Ordinary Shares Number Outstanding, Warrants Outstanding Balance	34,125
Weighted Average Exercise Price, Warrants Outstanding Balance	$ 4.8
Contractual Life in Years, Warrants Outstanding Balance	4 years 11 months 12 days
Ordinary Shares Number Outstanding, Warrants Exercisable Balance	34,125
Weighted Average Exercise Price, Warrants Exercisable Balance	$ 4.8
Contractual Life in Years, Warrants Exercisable Balance	4 years 11 months 12 days
Ordinary Shares Number Outstanding, Warrants Granted	60,375
Weighted Average Exercise Price, Warrants Granted	$ 4.8
Ordinary Shares Number Outstanding, Warrants Exercises	26,250
Weighted Average Exercise Price, Warrants Exercises	$ 4.8
Ordinary Shares Number Outstanding, Warrants Expired
Weighted Average Exercise Price, Warrants Expired